Contract Liabilities - Summary of Unsatisfied Performance Obligation of Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 3,792,216	₺ 4,381,341
Not later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	49.00%
Later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	51.00%
Telecommunications service [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 2,338,217	3,032,965
Equipment revenues [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 1,453,999	₺ 1,348,376